Revenue - Contract Liabilities (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Current
Balance as of beginning	€ 122,922	€ 112,061
Additions	203,825	502,094
Reduction due to Recognition of Revenue	(279,691)	(503,747)
Reclassification from non-current to current	50,849	12,000
Translation differences and other	(318)	514
Balance as of end	97,587	122,922
Non-current
Balance as of beginning	206,136	33,476
Additions		184,660
Reclassification from non-current to current	(50,849)	(12,000)
Balance as of end	€ 155,287	€ 206,136